GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Share-based compensation	$ 4,928	$ 4,291
General and administrative expenses	26,669	24,117
General and administrative expenses
GENERAL AND ADMINISTRATIVE EXPENSES
Wages and benefits	7,810	7,324
Share-based compensation	3,064	2,871
Professional fees	4,358	3,176
Consulting fees	3,179	2,493
Travelling, representation and convention	963	1,084
Office and administration	6,333	5,370
Stock exchange, authorities, and communication	741	492
Depreciation and amortization	147	205
Loss on write-off/disposal of property, plant and equipment		1,098
Other financial fees	74	50
Grants		(46)
General and administrative expenses	$ 26,669	$ 24,117